LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Insurance Contracts (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	£ 106,279	£ 122,667
Gross £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	106,893	123,423
Reinsurance £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	614	756
Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	106,893	123,423
Claims outstanding | Reinsurance £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	2	0
Life insurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	105,691	122,083
Life insurance | Gross £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	106,286	122,823
Life insurance | Reinsurance £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	595	740
Life insurance | Insurance contracts and participating investment contracts | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	95,150	108,460
Life insurance | Insurance contracts and participating investment contracts | Gross £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	95,745	109,200
Life insurance | Insurance contracts and participating investment contracts | Reinsurance £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	595	740
Life insurance | Participating investment contracts | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	10,541	13,623
Life insurance | Participating investment contracts | Gross £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	10,541	13,623
Life insurance | Participating investment contracts | Reinsurance £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	0	0
Non-life insurance | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	588	584
Non-life insurance | Gross £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	607	600
Non-life insurance | Reinsurance £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	19	16
Non-life insurance | Unearned premiums | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	229	296
Non-life insurance | Unearned premiums | Gross £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	246	312
Non-life insurance | Unearned premiums | Reinsurance £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	17	16
Non-life insurance | Claims outstanding | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	359	288
Non-life insurance | Claims outstanding | Gross £m | Insurance contracts and participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Contracts [Line Items]
Insurance contracts	£ 361	£ 288